Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans
Reverse repos	£ 24,759	£ 36,272
Collateral given	19,036	21,558
Other loans	1,308	651
Total loans	45,103	58,481
Securities
Other securities	4,995	5,593
Total securities	30,016	27,510
Total	75,119	85,991
Deposits
Repos	25,645	28,363
Collateral received	20,187	22,683
Other deposits	1,788	1,302
Total deposits	47,620	52,348
Debt securities in issue	903	1,107
Short positions	23,827	28,527
Total	72,350	81,982
UK
Securities
Central and local government securities	6,834	3,514
US
Securities
Central and local government securities	4,689	3,667
Other
Securities
Central and local government securities	£ 13,498	£ 14,736